SCOPE OF CONSOLIDATION - Summary of Joint Ventures (Details) - USD ($) $ in Millions					12 Months Ended
	May 05, 2023	Apr. 14, 2021	Dec. 16, 2019	Dec. 08, 2019	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Current assets					$ 29,382	$ 33,240
of which cash, cash equivalents and restricted cash					6,400	7,686	$ 9,300	$ 4,215
Non-current assets					60,003	60,677
Current liabilities					21,825	21,769
Non-current liabilities					16,274	16,080
Non-controlling interests					2,063	2,107
Carrying amount in the statements of financial position					6,184	5,611
Revenue					62,441	68,275	79,844
Depreciation and amortization					(2,632)	(2,675)	(2,580)
Interest income					400	570	188
Interest expense					(510)	(715)	(401)
Income tax benefit (expense)					(1,535)	(238)	(1,717)
Income (loss) from continuing operations					1,380	1,022	9,538
Other comprehensive income (loss)					(4,480)	1,274	(1,835)
Total comprehensive income (loss)					(3,100)	2,296	7,703
Non-cash acquisition of joint venture equity					222
Total for all joint ventures
Disclosure of joint ventures [line items]
Current assets					9,434	8,280	10,339
of which cash, cash equivalents and restricted cash					2,495	1,568	1,551
Non-current assets					17,973	15,152	16,797
Current liabilities					5,119	4,531	7,317
of which trade and other payables and provisions					3,087	3,030	4,990
Non-current liabilities					10,888	8,626	8,764
of which trade and other payables, provisions and deferred tax liability					1,050		845
of which trade and other payables and provisions						1,126
Non-controlling interests					26	27	3
Total net assets					11,374	10,248	11,052
Company's share of net assets					6,086	5,532	6,164
Adjustments for differences in accounting policies and other					98	79	208
Carrying amount in the statements of financial position					6,184	5,611	6,372
Revenue					15,554	17,056	22,142
Depreciation and amortization					(681)	(683)	(747)
Interest income					82	59	77
Interest expense					(325)	(361)	(318)
Income tax benefit (expense)					8	(351)	(361)
Income (loss) from continuing operations					832	1,831	956
Other comprehensive income (loss)					(355)	(1,038)	(41)
Total comprehensive income (loss)					477	793	915
Cash dividends received by the Company					$ 147	$ 79	$ 130
AMNS India
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)			60.00%	60.00%	60.00%	60.00%	60.00%
Current assets					$ 3,758	$ 3,653	$ 3,494
of which cash, cash equivalents and restricted cash					1,279	926	800
Non-current assets					12,004	10,208	9,680
Current liabilities					2,219	1,617	1,809
of which trade and other payables and provisions					1,674	1,310	1,567
Non-current liabilities					8,065	6,763	5,928
of which trade and other payables, provisions and deferred tax liability					904		602
of which trade and other payables and provisions						997
Non-controlling interests					26	27	3
Total net assets					5,452	5,454	5,434
Company's share of net assets					3,271	3,272	3,260
Adjustments for differences in accounting policies and other					135	139	144
Carrying amount in the statements of financial position					3,406	3,411	3,404
Revenue					6,515	6,710	7,287
Depreciation and amortization					(452)	(446)	(350)
Interest income					69	54	70
Interest expense					(172)	(207)	(162)
Income tax benefit (expense)					97	(279)	(273)
Income (loss) from continuing operations					323	1,070	323
Other comprehensive income (loss)					(351)	(998)	(139)
Total comprehensive income (loss)					(28)	72	184
Cash dividends received by the Company					$ 0	$ 0	$ 0
Acciaierie d'Italia Holding
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)		62.00%					62.00%
Current assets							$ 2,558
of which cash, cash equivalents and restricted cash							179
Non-current assets							2,765
Current liabilities							2,754
of which trade and other payables and provisions							1,844
Non-current liabilities							908
of which trade and other payables, provisions and deferred tax liability							153
Non-controlling interests							0
Total net assets							1,661
Company's share of net assets							1,030
Adjustments for differences in accounting policies and other							146
Carrying amount in the statements of financial position							1,176
Revenue							4,525
Depreciation and amortization							(157)
Interest income							0
Interest expense							(34)
Income tax benefit (expense)							25
Income (loss) from continuing operations							106
Other comprehensive income (loss)							0
Total comprehensive income (loss)							106
Cash dividends received by the Company							$ 0
Calvert
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)					50.00%	50.00%	50.00%
Current assets					$ 2,364	$ 1,798	$ 2,019
of which cash, cash equivalents and restricted cash					603	83	216
Non-current assets					2,634	2,125	1,764
Current liabilities					1,171	1,017	968
of which trade and other payables and provisions					196	169	203
Non-current liabilities					1,885	1,103	975
of which trade and other payables, provisions and deferred tax liability					0		0
of which trade and other payables and provisions						0
Non-controlling interests					0	0	0
Total net assets					1,942	1,803	1,840
Company's share of net assets					971	902	920
Adjustments for differences in accounting policies and other					(40)	(6)	(36)
Carrying amount in the statements of financial position					931	896	884
Revenue					4,544	4,860	4,969
Depreciation and amortization					(76)	(70)	(67)
Interest income					0	0	0
Interest expense					(58)	(51)	(36)
Income tax benefit (expense)					0	0	0
Income (loss) from continuing operations					191	99	102
Other comprehensive income (loss)					(4)	(20)	71
Total comprehensive income (loss)					187	79	173
Cash dividends received by the Company					$ 24	$ 58	$ 65
NEMM
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)					50.00%
Current assets					$ 688
of which cash, cash equivalents and restricted cash					240
Non-current assets					444
Current liabilities					0
of which trade and other payables and provisions					0
Non-current liabilities					0
of which trade and other payables, provisions and deferred tax liability					0
Non-controlling interests					0
Total net assets					1,132
Company's share of net assets					566
Adjustments for differences in accounting policies and other					0
Carrying amount in the statements of financial position					566
Revenue					0
Depreciation and amortization					0
Interest income					0
Interest expense					0
Income tax benefit (expense)					0
Income (loss) from continuing operations					0
Other comprehensive income (loss)					0
Total comprehensive income (loss)					0
Cash dividends received by the Company					0
Other cash payments to acquire interests in joint ventures, classified as investing activities					120
Liabilities, net					$ 446
VAMA
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)					50.00%	50.00%	50.00%
Current assets					$ 962	$ 853	$ 534
of which cash, cash equivalents and restricted cash					152	201	159
Non-current assets					778	788	761
Current liabilities					650	557	533
of which trade and other payables and provisions					476	449	388
Non-current liabilities					29	51	61
of which trade and other payables, provisions and deferred tax liability					1		0
of which trade and other payables and provisions						1
Non-controlling interests					0	0	0
Total net assets					1,061	1,033	701
Company's share of net assets					531	517	351
Adjustments for differences in accounting policies and other					0	0	0
Carrying amount in the statements of financial position					531	517	351
Revenue					1,730	1,787	1,495
Depreciation and amortization					(38)	(36)	(32)
Interest income					4	2	2
Interest expense					(4)	(5)	(5)
Income tax benefit (expense)					(67)	(53)	(37)
Income (loss) from continuing operations					288	352	249
Other comprehensive income (loss)					0	0	0
Total comprehensive income (loss)					288	352	249
Cash dividends received by the Company					$ 115	$ 0	$ 0
Tameh
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)					50.00%	50.00%	50.00%
Current assets					$ 143	$ 389	$ 448
of which cash, cash equivalents and restricted cash					27	46	26
Non-current assets					277	454	436
Current liabilities					193	462	434
of which trade and other payables and provisions					161	368	390
Non-current liabilities					19	37	120
of which trade and other payables, provisions and deferred tax liability					12		27
of which trade and other payables and provisions						28
Non-controlling interests					0	0	0
Total net assets					208	344	330
Company's share of net assets					104	172	165
Adjustments for differences in accounting policies and other					32	(20)	0
Carrying amount in the statements of financial position					136	152	165
Revenue					583	945	1,080
Depreciation and amortization					(30)	(37)	(45)
Interest income					3	2	3
Interest expense					(6)	(14)	(16)
Income tax benefit (expense)					(7)	(7)	(13)
Income (loss) from continuing operations					(72)	7	57
Other comprehensive income (loss)					(1)	(14)	6
Total comprehensive income (loss)					(73)	(7)	63
Cash dividends received by the Company					$ 0	$ 0	$ 13
Borçelik
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)					50.00%	50.00%	50.00%
Current assets					$ 534	$ 559	$ 624
of which cash, cash equivalents and restricted cash					36	12	70
Non-current assets					297	238	254
Current liabilities					358	329	390
of which trade and other payables and provisions					316	323	333
Non-current liabilities					50	39	34
of which trade and other payables, provisions and deferred tax liability					50		34
of which trade and other payables and provisions						39
Non-controlling interests					0	0	0
Total net assets					423	429	454
Company's share of net assets					212	215	227
Adjustments for differences in accounting policies and other					(36)	(40)	(42)
Carrying amount in the statements of financial position					176	175	185
Revenue					1,425	1,549	1,868
Depreciation and amortization					(24)	(25)	(25)
Interest income					1	1	2
Interest expense					(35)	(35)	(22)
Income tax benefit (expense)					(7)	(33)	(55)
Income (loss) from continuing operations					17	29	90
Other comprehensive income (loss)					1	(6)	22
Total comprehensive income (loss)					18	23	112
Cash dividends received by the Company					$ 8	$ 21	$ 52
Proportion of ownership in joint venture, based on shares issued (in percent)						45.33%	45.33%
Proportion of ownership in joint venture, based on outstanding shares (in percent)						50.00%	50.00%
Proportion of voting rights held in joint venture (in percent)						48.01%	48.01%
Al Jubail
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)					33.34%	33.34%	33.34%
Current assets					$ 905	$ 935	$ 662
of which cash, cash equivalents and restricted cash					145	297	101
Non-current assets					1,079	1,149	1,137
Current liabilities					528	542	429
of which trade and other payables and provisions					264	404	265
Non-current liabilities					514	633	738
of which trade and other payables, provisions and deferred tax liability					83		29
of which trade and other payables and provisions						61
Non-controlling interests					0	0	0
Total net assets					942	909	632
Company's share of net assets					314	303	211
Adjustments for differences in accounting policies and other					7	6	(4)
Carrying amount in the statements of financial position					321	309	207
Revenue					757	1,205	918
Depreciation and amortization					(61)	(69)	(71)
Interest income					5	0	0
Interest expense					(50)	(49)	(43)
Income tax benefit (expense)					(8)	21	(8)
Income (loss) from continuing operations					86	274	29
Other comprehensive income (loss)					0	0	(1)
Total comprehensive income (loss)					86	274	28
Cash dividends received by the Company					$ 0	$ 0	$ 0
VdSA
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)	55.00%				55.00%	55.00%
Current assets					$ 80	$ 93
of which cash, cash equivalents and restricted cash					13	3
Non-current assets					460	190
Current liabilities					0	7
of which trade and other payables and provisions					0	7
Non-current liabilities					326	0
of which trade and other payables, provisions and deferred tax liability					0
of which trade and other payables and provisions						0
Non-controlling interests					0	0
Total net assets					214	276
Company's share of net assets					117	151
Adjustments for differences in accounting policies and other					0	0
Carrying amount in the statements of financial position					117	151
Revenue					0	0
Depreciation and amortization					0	0
Interest income					0	0
Interest expense					0	0
Income tax benefit (expense)					0	0
Income (loss) from continuing operations					(1)	0
Other comprehensive income (loss)					0	0
Total comprehensive income (loss)					(1)	0
Cash dividends received by the Company					$ 0	$ 0